Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

The Board of Directors has primary oversight responsibility for managing cybersecurity risks within the organization. At the management level, the Chief Executive Officer and the Chief Financial Officer are responsible for assessing and addressing material cybersecurity risks and incidents. They regularly engage with our IT service provider and business operations teams to review cybersecurity performance metrics, identify top risks, and evaluate the progress of cybersecurity programs and initiatives.

As of the date of this report, the Company has not encountered any cybersecurity incidents deemed material to the Company as a whole.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	At the management level, the Chief Executive Officer and the Chief Financial Officer are responsible for assessing and addressing material cybersecurity risks and incidents.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

The Board of Directors has primary oversight responsibility for managing cybersecurity risks within the organization. At the management level, the Chief Executive Officer and the Chief Financial Officer are responsible for assessing and addressing material cybersecurity risks and incidents. They regularly engage with our IT service provider and business operations teams to review cybersecurity performance metrics, identify top risks, and evaluate the progress of cybersecurity programs and initiatives.

As of the date of this report, the Company has not encountered any cybersecurity incidents deemed material to the Company as a whole.